DESCRIPTION OF PLAN (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Schedule of Vesting, Profit Sharing Contributions	The Plan provides employees with the following vesting schedule with regard to Company profit sharing contributions:

Service Year Completed	Percentage Vested

1	—%
2	20%
3	40%
4	60%
5	80%
6 or more	100%